Note 14 - Regulatory Capital Requirements and Restrictions on Dividends	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements under Banking Regulations [Text Block]
Note 14.                 Regulatory Capital Requirements and Restrictions on Dividends

The Company (on a consolidated basis) and the subsidiary banks are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company and subsidiary banks’ financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the subsidiary banks must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Quantitative measures established by regulation to ensure capital adequacy require the Company and the subsidiary banks to maintain minimum amounts and ratios (set forth in the following table) of total and Tier 1 capital  to risk-weighted assets and of Tier 1 capital to average assets, each as defined by regulation.   Management believes, as of December 31, 2012 and 2011, that the Company and the subsidiary banks met all capital adequacy requirements to which they are subject.

Under the regulatory framework for prompt corrective action, to be categorized as “well capitalized,” an institution must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following tables.  The Company and the subsidiary banks’ actual capital amounts and ratios as of December 31, 2012 and 2011 are also presented in the following table (dollars in thousands).  As of December 31, 2012 and 2011, the subsidiary banks met the requirements to be “well capitalized”.

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2012:
Company:
Total risk-based capital	$188,841	12.71%	$118,878	>	8.0%	N/A		N/A
Tier 1 risk-based capital	167,475	11.27%	59,439	>	4.0%	N/A		N/A
Tier 1 leverage	167,475	8.13%	82,357	>	4.0%	N/A		N/A
Quad City Bank & Trust:
Total risk-based capital	$98,789	12.12%	$65,218	>	8.0%	$81,522		10.00%
Tier 1 risk-based capital	90,533	11.11%	32,609	>	4.0	48,913	>	6.00%
Tier 1 leverage	90,533	7.74%	46,784	>	4.0	58,480	>	5.00%
Cedar Rapids Bank & Trust:
Total risk-based capital	$55,736	12.87%	$34,652	>	8.0%	$43,315	>	10.00%
Tier 1 risk-based capital	50,297	11.61%	17,326	>	4.0	25,989	>	6.00%
Tier 1 leverage	50,297	8.49%	23,685	>	4.0	29,606	>	5.00%
Rockford Bank & Trust:
Total risk-based capital	$36,894	15.33%	$19,255	>	8.0%	$24,609	>	10.00%
Tier 1 risk-based capital	33,870	14.07%	9,628	>	4.0	14,441		6.00%
Tier 1 leverage	33,870	11.13%	12,177	>	4.0	15,221	>	5.00%

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
As of December 31, 2011:
Company:
Total risk-based capital	$191,419	13.84%	$110,686	>	8.0%	N/A		N/A
Tier 1 risk-based capital	169,360	12.24%	55,343	>	4.0%	N/A		N/A
Tier 1 leverage	169,360	8.70%	77,857	>	4.0%	N/A		N/A
Quad City Bank & Trust:
Total risk-based capital	$98,382	13.03%	$60,391	>	8.0%	$75,488	>	10.00%
Tier 1 risk-based capital	90,336	11.97%	30,195	>	4.0	45,293	>	6.00%
Tier 1 leverage	90,336	8.21%	44,009	>	4.0	55,012	>	5.00%
Cedar Rapids Bank & Trust:
Total risk-based capital	$56,312	14.44%	$31,198	>	8.0%	$38,998	>	10.00%
Tier 1 risk-based capital	51,415	13.18%	15,599	>	4.0	23,399	>	6.00%
Tier 1 leverage	51,415	9.02%	22,807	>	4.0	28,509	>	5.00%
Rockford Bank & Trust:
Total risk-based capital	$36,259	15.27%	$19,001	>	8.0%	$23,752	>	10.00%
Tier 1 risk-based capital	33,277	14.01%	9,501	>	4.0	14,251	>	6.00%
Tier 1 leverage	33,277	11.31%	11,770	>	4.0	14,713	>	5.00%

The Company’s ability to pay dividends to its stockholders may be affected by both general corporate law considerations and policies of the Federal Reserve applicable to bank holding companies.

The payment of dividends by any financial institution or its holding company is affected by the requirement to maintain adequate capital pursuant to applicable capital adequacy guidelines and regulations, and a financial institution generally is prohibited from paying any dividends if, following payment thereof, the institution would be undercapitalized.  Notwithstanding the availability of funds for dividends, however, the Federal Reserve may prohibit the payment of any dividends by the subsidiary banks if the Federal Reserve determines such payment would constitute an unsafe or unsound practice.

The Company also has certain contractual restrictions on its ability to pay dividends.  The Company has issued junior subordinated debentures in four private placements.  Under the terms of the debentures, the Company may be prohibited, under certain circumstances, from paying dividends on shares of its common stock.  Additionally, the Company has issued shares of non-cumulative perpetual preferred stock and under the terms of this preferred stock, the Company may be prohibited, under certain circumstances, from paying dividends on shares of its common stock.  None of these circumstances existed at December 31, 2012 or 2011.